Distribution Date:	08/17/26	Benchmark 2018-B8 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-B8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Directing Certificateholder	Barings LLC
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162UAS9	3.314500%	9,994,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162UAT7	4.148500%	102,721,000.00	10,889,484.97	0.00	37,645.86	0.00	0.00	37,645.86	10,889,484.97	33.71%	30.00%
A-3	08162UAU4	3.982300%	4,487,000.00	4,487,000.00	0.00	14,890.48	0.00	0.00	14,890.48	4,487,000.00	33.71%	30.00%
A-4	08162UAV2	3.962800%	115,000,000.00	115,000,000.00	0.00	379,768.33	0.00	0.00	379,768.33	115,000,000.00	33.71%	30.00%
A-5	08162UAW0	4.231700%	478,261,000.00	478,261,000.00	0.00	1,686,547.56	0.00	0.00	1,686,547.56	478,261,000.00	33.71%	30.00%
A-SB	08162UAX8	4.128200%	23,849,000.00	10,692,347.24	388,156.09	36,783.46	0.00	0.00	424,939.55	10,304,191.15	33.71%	30.00%
A-S	08162UBA7	4.532400%	102,279,000.00	102,279,000.00	0.00	386,307.78	0.00	0.00	386,307.78	102,279,000.00	22.75%	20.25%
B	08162UBB5	4.733400%	51,140,000.00	51,140,000.00	0.00	201,721.73	0.00	0.00	201,721.73	51,140,000.00	17.27%	15.38%
C	08162UBC3	4.997696%	41,961,000.00	41,961,000.00	0.00	174,756.93	0.00	0.00	174,756.93	41,961,000.00	12.78%	11.37%
D	08162UAC4	3.000000%	23,000,000.00	23,000,000.00	0.00	57,500.00	0.00	0.00	57,500.00	23,000,000.00	10.32%	9.18%
E-RR	08162UAE0	4.997696%	22,894,000.00	22,894,000.00	0.00	95,347.71	0.00	0.00	95,347.71	22,894,000.00	7.87%	7.00%
F-RR	08162UAG5	4.997696%	22,292,000.00	22,292,000.00	0.00	92,840.53	0.00	0.00	92,840.53	22,292,000.00	5.48%	4.87%
G-RR	08162UAJ9	4.997696%	10,490,000.00	10,490,000.00	0.00	43,688.19	0.00	0.00	43,688.19	10,490,000.00	4.35%	3.88%
NR-RR*	08162UAL4	4.997696%	40,649,462.00	40,649,462.00	0.00	157,424.02	0.00	0.00	157,424.02	40,649,462.00	0.00%	0.00%
S	08162UAN0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162UAQ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,049,017,462.00	934,035,294.21	388,156.09	3,365,222.58	0.00	0.00	3,753,378.67	933,647,138.12

X-A	08162UAY6	0.770569%	836,591,000.00	721,608,832.21	0.00	463,374.50	0.00	0.00	463,374.50	721,220,676.12
X-B	08162UAZ3	0.264296%	51,140,000.00	51,140,000.00	0.00	11,263.41	0.00	0.00	11,263.41	51,140,000.00
X-D	08162UAA8	1.997696%	23,000,000.00	23,000,000.00	0.00	38,289.17	0.00	0.00	38,289.17	23,000,000.00
Notional SubTotal			910,731,000.00	795,748,832.21	0.00	512,927.08	0.00	0.00	512,927.08	795,360,676.12

Deal Distribution Total					388,156.09	3,878,149.66	0.00	0.00	4,266,305.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162UAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162UAT7	106.01030919	0.00000000	0.36648650	0.00000000	0.00000000	0.00000000	0.00000000	0.36648650	106.01030919
A-3	08162UAU4	1,000.00000000	0.00000000	3.31858257	0.00000000	0.00000000	0.00000000	0.00000000	3.31858257	1,000.00000000
A-4	08162UAV2	1,000.00000000	0.00000000	3.30233330	0.00000000	0.00000000	0.00000000	0.00000000	3.30233330	1,000.00000000
A-5	08162UAW0	1,000.00000000	0.00000000	3.52641666	0.00000000	0.00000000	0.00000000	0.00000000	3.52641666	1,000.00000000
A-SB	08162UAX8	448.33524425	16.27557088	1.54234811	0.00000000	0.00000000	0.00000000	0.00000000	17.81791899	432.05967336
A-S	08162UBA7	1,000.00000000	0.00000000	3.77699997	0.00000000	0.00000000	0.00000000	0.00000000	3.77699997	1,000.00000000
B	08162UBB5	1,000.00000000	0.00000000	3.94450000	0.00000000	0.00000000	0.00000000	0.00000000	3.94450000	1,000.00000000
C	08162UBC3	1,000.00000000	0.00000000	4.16474655	0.00000000	0.00000000	0.00000000	0.00000000	4.16474655	1,000.00000000
D	08162UAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	08162UAE0	1,000.00000000	0.00000000	4.16474666	0.00000000	0.00000000	0.00000000	0.00000000	4.16474666	1,000.00000000
F-RR	08162UAG5	1,000.00000000	0.00000000	4.16474655	0.00000000	0.00000000	0.00000000	0.00000000	4.16474655	1,000.00000000
G-RR	08162UAJ9	1,000.00000000	0.00000000	4.16474643	0.00000000	0.00000000	0.00000000	0.00000000	4.16474643	1,000.00000000
NR-RR	08162UAL4	1,000.00000000	0.00000000	3.87272087	0.29202576	2.35959285	0.00000000	0.00000000	3.87272087	1,000.00000000
S	08162UAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162UAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162UAY6	862.55868424	0.00000000	0.55388416	0.00000000	0.00000000	0.00000000	0.00000000	0.55388416	862.09471070
X-B	08162UAZ3	1,000.00000000	0.00000000	0.22024658	0.00000000	0.00000000	0.00000000	0.00000000	0.22024658	1,000.00000000
X-D	08162UAA8	1,000.00000000	0.00000000	1.66474652	0.00000000	0.00000000	0.00000000	0.00000000	1.66474652	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	37,645.86	0.00	37,645.86	0.00	0.00	0.00	37,645.86	0.00
A-3	07/01/26 - 07/30/26	30	0.00	14,890.48	0.00	14,890.48	0.00	0.00	0.00	14,890.48	0.00
A-4	07/01/26 - 07/30/26	30	0.00	379,768.33	0.00	379,768.33	0.00	0.00	0.00	379,768.33	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,686,547.56	0.00	1,686,547.56	0.00	0.00	0.00	1,686,547.56	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	36,783.46	0.00	36,783.46	0.00	0.00	0.00	36,783.46	0.00
X-A	07/01/26 - 07/30/26	30	0.00	463,374.50	0.00	463,374.50	0.00	0.00	0.00	463,374.50	0.00
X-B	07/01/26 - 07/30/26	30	0.00	11,263.41	0.00	11,263.41	0.00	0.00	0.00	11,263.41	0.00
A-S	07/01/26 - 07/30/26	30	0.00	386,307.78	0.00	386,307.78	0.00	0.00	0.00	386,307.78	0.00
B	07/01/26 - 07/30/26	30	0.00	201,721.73	0.00	201,721.73	0.00	0.00	0.00	201,721.73	0.00
C	07/01/26 - 07/30/26	30	0.00	174,756.93	0.00	174,756.93	0.00	0.00	0.00	174,756.93	0.00
X-D	07/01/26 - 07/30/26	30	0.00	38,289.17	0.00	38,289.17	0.00	0.00	0.00	38,289.17	0.00
D	07/01/26 - 07/30/26	30	0.00	57,500.00	0.00	57,500.00	0.00	0.00	0.00	57,500.00	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	95,347.71	0.00	95,347.71	0.00	0.00	0.00	95,347.71	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	92,840.53	0.00	92,840.53	0.00	0.00	0.00	92,840.53	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	43,688.19	0.00	43,688.19	0.00	0.00	0.00	43,688.19	0.00
NR-RR	07/01/26 - 07/30/26	30	83,696.91	169,294.71	0.00	169,294.71	11,870.69	0.00	0.00	157,424.02	95,916.18
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			83,696.91	3,890,020.35	0.00	3,890,020.35	11,870.69	0.00	0.00	3,878,149.66	95,916.18

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,266,305.75
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,904,867.79	Master Servicing Fee	6,981.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,372.78
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	402.15
ARD Interest	0.00	Operating Advisor Fee	1,849.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	241.29
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,904,867.79	Total Fees	14,847.41

Principal		Expenses/Reimbursements
Scheduled Principal	388,156.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,318.97
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	551.75
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	388,156.09	Total Expenses/Reimbursements	11,870.72

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,878,149.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	388,156.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,266,305.75
Total Funds Collected	4,293,023.88	Total Funds Distributed	4,293,023.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	934,035,295.13	934,035,295.13	Beginning Certificate Balance	934,035,294.21
(-) Scheduled Principal Collections	388,156.09	388,156.09	(-) Principal Distributions	388,156.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	933,647,139.04	933,647,139.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	934,120,464.46	934,120,464.46	Ending Certificate Balance	933,647,138.12
Ending Actual Collateral Balance	933,725,206.27	933,725,206.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.92)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.92)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,916,439.80	0.53%	28	5.1200	NAP	Defeased	1	4,916,439.80	0.53%	28	5.1200	NAP
	9,999,999 or less	8	57,795,945.61	6.19%	26	4.7912	2.172006	Less than 1.50	11	295,725,250.47	31.67%	27	5.1604	1.085548
10,000,000 to 19,999,999		12	162,164,027.23	17.37%	21	5.0264	1.978760	1.50 to 1.74	3	52,976,834.93	5.67%	28	5.0411	1.554641
20,000,000 to 24,999,999		4	86,995,000.00	9.32%	25	4.5934	2.127777	1.75 to 1.99	6	145,470,998.60	15.58%	26	5.0150	1.946776
25,000,000 to 49,999,999		12	403,275,362.96	43.19%	19	4.9635	1.953544	2.00 to 2.24	8	156,883,743.93	16.80%	16	4.4226	2.146662
	50,000,000 or greater	4	218,500,363.44	23.40%	26	4.6421	1.921074	2.25 and greater	12	277,673,871.31	29.74%	16	4.6495	2.937744
	Totals	41	933,647,139.04	100.00%	22	4.8549	1.977695	Totals	41	933,647,139.04	100.00%	22	4.8549	1.977695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	4,916,439.80	0.53%	28	5.1200	NAP
							Defeased	1	4,916,439.80	0.53%	28	5.1200	NAP
Arizona	16	37,211,787.70	3.99%	20	4.7427	1.870468
							Industrial	9	61,180,878.07	6.55%	26	4.9315	2.020693
California	7	199,194,532.83	21.34%	26	4.8184	2.159975
							Lodging	5	146,589,257.52	15.70%	27	5.2991	2.102837
Connecticut	2	5,672,283.90	0.61%	26	4.9180	1.980000
							Mixed Use	1	5,116,658.90	0.55%	28	5.0800	2.470000
Florida	47	103,702,759.85	11.11%	19	4.8376	1.921223
							Office	105	414,131,061.83	44.36%	19	4.6863	1.982660
Georgia	3	43,963,700.18	4.71%	28	5.1079	2.138507
							Other	59	7,371,812.32	0.79%	(37)	5.3720	3.600000
Idaho	1	26,421,359.16	2.83%	27	4.8150	4.240000
							Retail	15	274,396,655.52	29.39%	27	4.8108	1.750516
Illinois	1	6,670,000.00	0.71%	27	5.0810	1.990000
							Self Storage	1	7,000,000.00	0.75%	26	4.7325	2.860000
Indiana	1	9,364,829.50	1.00%	26	4.9180	1.980000
							Totals	196	933,647,139.04	100.00%	22	4.8549	1.977695
Maryland	2	31,367,775.42	3.36%	27	5.0137	1.692948

Massachusetts	2	73,150,000.00	7.83%	27	4.5099	2.243165

Michigan	1	5,080,878.07	0.54%	28	5.0800	2.470000

Minnesota	20	5,068,833.12	0.54%	(18)	5.2325	3.102351

Missouri	3	62,483,215.43	6.69%	27	5.0101	1.260067

Nebraska	1	11,592,989.41	1.24%	28	5.0800	2.470000

New York	9	163,749,317.86	17.54%	17	4.7494	1.631910

North Carolina	1	13,792,848.85	1.48%	27	4.9400	1.840000

Ohio	1	6,895,717.68	0.74%	26	4.9180	1.980000

Pennsylvania	69	10,890,734.55	1.17%	(37)	5.3720	3.600000

Tennessee	1	12,908,149.75	1.38%	22	4.9400	1.750000

Texas	5	72,634,157.99	7.78%	28	4.9191	1.296247

Utah	1	8,943,252.29	0.96%	28	5.0240	2.160000

Wisconsin	1	5,027,200.63	0.54%	26	4.9180	1.980000

Totals	196	933,647,139.04	100.00%	22	4.8549	1.977695

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,916,439.80	0.53%	28	5.1200	NAP	Defeased	1	4,916,439.80	0.53%	28	5.1200	NAP
	3.99999% or less	2	23,645,569.10	2.53%	20	3.8940	2.200000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	6	204,122,422.54	21.86%	17	4.1621	2.564320	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	15	342,553,939.58	36.69%	27	4.8773	1.842908	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	17	358,408,768.02	38.39%	20	5.2878	1.764308	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	933,647,139.04	100.00%	22	4.8549	1.977695	49 months or greater	40	928,730,699.24	99.47%	22	4.8535	1.980223
								Totals	41	933,647,139.04	100.00%	22	4.8549	1.977695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,916,439.80	0.53%	28	5.1200	NAP	Defeased	1	4,916,439.80	0.53%	28	5.1200	NAP
	84 months or less	40	928,730,699.24	99.47%	22	4.8535	1.980223	Interest Only	25	688,403,442.00	73.73%	20	4.7772	2.045731
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	15	240,327,257.24	25.74%	26	5.0718	1.792581
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	933,647,139.04	100.00%	22	4.8549	1.977695	Totals	41	933,647,139.04	100.00%	22	4.8549	1.977695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	4,916,439.80	0.53%	28	5.1200	NAP			No outstanding loans in this group
Underwriter's Information		2	40,000,000.00	4.28%	(37)	5.3720	3.600000
	12 months or less	38	888,730,699.24	95.19%	25	4.8301	1.907321
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	933,647,139.04	100.00%	22	4.8549	1.977695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30315458	RT	Aventura	FL	Actual/360	4.121%	212,931.25	0.00	0.00	N/A	07/01/28	--	60,000,000.00	60,000,000.00	08/01/26
3	30315466	LO	Garden Grove	CA	Actual/360	5.140%	247,863.08	0.00	0.00	N/A	11/06/28	--	56,000,000.00	56,000,000.00	08/06/26
6	30501876	OF	Mountain View	CA	Actual/360	5.369%	225,386.15	0.00	0.00	N/A	12/06/28	--	48,750,000.00	48,750,000.00	07/06/26
7	30315479	OF	Melville	NY	Actual/360	5.060%	204,789.44	0.00	0.00	N/A	12/06/28	--	47,000,000.00	47,000,000.00	08/06/26
11	30315486	LO	Melbourne	FL	Actual/360	5.940%	177,015.25	54,413.60	0.00	N/A	11/06/28	--	34,607,087.90	34,552,674.30	08/06/26
14	30315490	LO	Boise	ID	Actual/360	4.815%	109,759.11	50,540.48	0.00	N/A	11/06/28	--	26,471,899.64	26,421,359.16	08/06/26
20	30315498	OF	Phoenix	AZ	Actual/360	4.615%	90,498.42	0.00	0.00	N/A	10/06/28	--	22,770,000.00	22,770,000.00	08/06/26
21	30315499	RT	Douglasville	GA	Actual/360	4.745%	86,111.86	0.00	0.00	N/A	12/06/28	--	21,075,000.00	21,075,000.00	08/06/26
23	30315501	LO	Atlanta	GA	Actual/360	5.550%	79,980.72	28,210.52	0.00	N/A	11/06/28	--	16,735,284.83	16,707,074.31	08/06/26
24	30315502	OF	White Plains	NY	Actual/360	5.174%	77,590.60	0.00	0.00	N/A	12/01/28	--	17,415,000.00	17,415,000.00	08/01/26
26	30315505	RT	Olney	MD	Actual/360	5.108%	69,483.10	0.00	0.00	N/A	11/06/28	--	15,796,800.00	15,796,800.00	08/06/26
27	30315506	RT	Asheville	NC	Actual/360	4.940%	58,761.22	20,679.72	0.00	N/A	11/06/28	--	13,813,528.57	13,792,848.85	08/06/26
29	30315508	RT	Trophy Club	TX	Actual/360	4.993%	63,418.03	0.00	0.00	N/A	12/01/28	--	14,750,000.00	14,750,000.00	08/01/26
30	30315509	OF	Glendale	AZ	Actual/360	4.806%	45,345.14	18,183.26	0.00	N/A	10/01/28	--	10,956,901.64	10,938,718.38	08/01/26
31	30315510	RT	Kemah	TX	Actual/360	5.078%	47,236.59	13,530.79	0.00	N/A	12/01/28	--	10,802,558.00	10,789,027.21	08/01/26
32	30315511	RT	Mansfield	TX	Actual/360	4.995%	47,948.18	0.00	0.00	N/A	12/01/28	--	11,147,500.00	11,147,500.00	08/01/26
33	30315512	OF	Menlo Park	CA	Actual/360	5.397%	47,476.99	12,025.43	0.00	N/A	11/06/28	--	10,215,780.17	10,203,754.74	08/06/26
34	30315513	RT	Riverdale	UT	Actual/360	5.024%	38,761.50	16,413.16	0.00	N/A	12/06/28	--	8,959,665.45	8,943,252.29	08/06/26
35	30315514	RT	Los Angeles	CA	Actual/360	5.390%	31,576.19	7,967.73	0.00	N/A	12/06/28	--	6,803,176.79	6,795,209.06	08/06/26
36	30315515	SS	Upland	CA	Actual/360	4.732%	28,526.46	0.00	0.00	N/A	10/06/28	--	7,000,000.00	7,000,000.00	08/06/26
37	30315516	RT	Huntley	IL	Actual/360	5.081%	29,183.29	0.00	0.00	N/A	11/06/28	--	6,670,000.00	6,670,000.00	08/06/26
38	30315517	RT	Houston	TX	Actual/360	5.310%	27,236.23	8,898.95	0.00	N/A	12/06/28	--	5,956,529.73	5,947,630.78	08/06/26
39	30315518	RT	Suwanee	GA	Actual/360	5.150%	27,447.65	7,634.54	0.00	N/A	12/06/28	--	6,189,260.41	6,181,625.87	08/06/26
40	30315519	SS	Sterling	VA	Actual/360	5.120%	21,712.27	8,217.60	0.00	N/A	12/06/28	--	4,924,657.40	4,916,439.80	08/06/26
10A1	30315484	RT	New York	NY	Actual/360	4.965%	171,016.67	0.00	0.00	N/A	12/06/28	--	40,000,000.00	40,000,000.00	08/06/26
12A1	30501893	Various Various		Various	Actual/360	5.080%	116,608.34	0.00	0.00	N/A	12/06/28	--	26,656,719.46	26,656,719.46	08/06/26
15A3A	30315491	OF	Brooklyn	NY	Actual/360	4.050%	95,286.95	0.00	0.00	N/A	09/06/23	--	27,322,422.54	27,322,422.54	05/06/26
16A1	30315492	OF	Houston	TX	Actual/360	4.720%	121,933.33	0.00	0.00	N/A	11/06/28	--	30,000,000.00	30,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18A2-2	30315495	OF	Sunnyvale	CA	Actual/360	3.894%	31,766.27	15,365.99	0.00	N/A	04/06/28	--	9,473,593.60	9,458,227.61	08/06/26
18A3-2	30315496				Actual/360	3.894%	47,649.40	23,048.99	0.00	N/A	04/06/28	--	14,210,390.48	14,187,341.49	08/06/26
19A2	30315497	OF	Needham	MA	Actual/360	4.883%	97,346.23	0.00	0.00	08/06/28	12/06/30	--	23,150,000.00	23,150,000.00	08/06/26
22A2B	30315500	OF	New York	NY	Actual/360	4.073%	70,146.11	0.00	0.00	06/01/28	06/01/29	--	20,000,000.00	20,000,000.00	08/01/26
28A-2A	30315507	LO	Nashville	TN	Actual/360	4.940%	55,016.00	24,958.10	0.00	N/A	06/01/28	--	12,933,107.85	12,908,149.75	08/01/26
2A-1-1	30315459	IN	Various	Various	Actual/360	4.918%	127,048.33	0.00	0.00	10/06/28	10/06/33	--	30,000,000.00	30,000,000.00	08/06/26
2A-3	30315464				Actual/360	4.918%	110,532.05	0.00	0.00	10/06/28	10/06/33	--	26,100,000.00	26,100,000.00	08/06/26
4A1A2	30315468	RT	Saint Louis	MO	Actual/360	4.997%	226,233.15	78,067.23	0.00	N/A	11/01/28	--	52,578,430.67	52,500,363.44	07/01/26
5A1	30315477	OF	Brookline	MA	Actual/360	4.337%	186,731.94	0.00	0.00	N/A	12/01/28	--	50,000,000.00	50,000,000.00	08/01/26
8A1	30315480	OF	Sunnyvale	CA	Actual/360	4.131%	142,289.52	0.00	0.00	N/A	10/06/28	--	40,000,000.00	40,000,000.00	08/06/26
8A3	30315481				Actual/360	4.131%	24,189.22	0.00	0.00	N/A	10/06/28	--	6,800,000.00	6,800,000.00	08/06/26
9A10B	30315483	Various Various		Various	Actual/360	5.372%	62,578.16	0.00	0.00	N/A	07/01/23	07/01/25	13,527,812.50	13,527,812.50	02/01/25
9A9B	30315482				Actual/360	5.372%	122,457.40	0.00	0.00	N/A	07/01/23	07/01/25	26,472,187.50	26,472,187.50	02/01/25
Totals							3,904,867.79	388,156.09	0.00				934,035,295.13	933,647,139.04
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	177,456,385.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,404,307.67	7,030,324.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,302,324.32	929,993.61	01/01/26	03/31/26	--	0.00	0.00	224,756.46	224,756.46	0.00	0.00
7	2,484,183.96	695,543.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,593,720.70	2,501,417.71	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	8,541,004.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,756,399.63	1,738,023.42	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,529,000.85	2,405,397.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,905,738.65	3,540,518.52	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,421,497.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,165,029.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,798,564.80	1,821,320.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,654,043.42	1,674,085.74	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,003,604.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,047,544.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,254,447.27	1,247,436.88	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	854,648.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,384,173.98	1,505,590.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	816,848.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	977,127.57	975,339.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	698,377.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	602,059.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	767,511.06	745,657.30	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10A1	5,118,308.76	1,325,083.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	6,626,300.93	1,713,763.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A3A	19,838,346.00	0.00	--	--	--	0.00	0.00	94,993.33	282,437.96	0.00	0.00
16A1	1,801,711.26	1,854,590.36	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18A2-2	21,160,307.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A3-2	21,160,307.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	11,134,988.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A2B	29,609,841.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28A-2A	8,888,219.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1-1	13,477,409.77	3,417,268.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	13,477,409.77	3,417,268.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1A2	16,976,028.00	0.00	--	--	--	0.00	0.00	304,074.00	304,074.00	0.00	0.00
5A1	9,046,208.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	40,131,012.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	40,131,012.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A10B	0.00	0.00	--	--	10/01/25	0.00	0.00	62,447.34	1,101,413.76	0.00	0.00
9A9B	0.00	0.00	--	--	10/01/25	0.00	0.00	122,201.41	2,155,324.72	0.00	0.00
Totals	480,995,956.46	38,538,623.51				0.00	0.00	808,472.53	4,068,006.90	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	2	40,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854855%	4.836398%	22
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854940%	4.836480%	23
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855034%	4.836571%	24
05/15/26	1	52,740,790.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855117%	4.836652%	25
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855210%	4.836742%	26
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855292%	4.836822%	27
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855404%	4.836931%	28
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855485%	4.837009%	29
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	23,150,000.00	0	0.00	0	0.00	4.855565%	4.837087%	30
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855655%	4.837175%	31
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	27,322,422.54	0	0.00	0	0.00	4.859179%	4.840713%	32
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.859271%	4.840803%	33
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30501876	07/06/26	0	B	224,756.46	224,756.46	0.00	48,750,000.00
15A3A	30315491	05/06/26	2	5	94,993.33	282,437.96	0.00	27,322,422.54	02/10/26	98
4A1A2	30315468	07/01/26	0	B	304,074.00	304,074.00	0.00	52,578,430.67	04/08/26	98
9A10B	30315483	02/01/25	17	5	62,447.34	1,101,413.76	0.00	13,527,812.50	11/06/24	2		06/26/26
9A9B	30315482	02/01/25	17	5	122,201.41	2,155,324.72	0.00	26,472,187.50	11/06/24	2		06/26/26
Totals					808,472.53	4,068,006.90	0.00	168,650,853.21
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		67,322,423	0	27,322,423		40,000,000
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		96,553,719	96,553,719	0		0
25 - 36 Months		690,520,998	690,520,998	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		23,150,000	23,150,000	0		0
> 60 Months		56,100,000	56,100,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	933,647,139	866,324,717	0	27,322,423	0	40,000,000
Jul-26	934,035,295	866,712,873	0	27,322,423	40,000,000	0
Jun-26	934,456,445	867,134,023	0	27,322,423	40,000,000	0
May-26	934,840,912	842,100,122	52,740,790	0	40,000,000	0
Apr-26	935,258,507	867,936,085	0	0	67,322,423	0
Mar-26	935,639,317	895,639,317	0	0	40,000,000	0
Feb-26	936,123,420	896,123,420	0	0	40,000,000	0
Jan-26	936,500,295	869,177,872	0	0	67,322,423	0
Dec-25	936,875,448	896,875,448	0	0	40,000,000	0
Nov-25	937,284,068	897,284,068	0	0	40,000,000	0
Oct-25	942,148,395	902,148,395	0	0	40,000,000	0
Sep-25	942,559,830	902,559,830	0	0	40,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4A1A2	30315468	52,500,363.44	52,578,430.67	465,600,000.00	09/24/18	16,299,561.33	1.03000	09/30/25	11/01/28	267
9A10B	30315483	13,527,812.50	13,527,812.50	1,634,285,000.00	--	125,319,109.00	3.60000	--	07/01/23	I/O
9A9B	30315482	26,472,187.50	26,472,187.50	1,634,285,000.00	--	125,319,109.00	3.60000	--	07/01/23	I/O
15A3A	30315491	27,322,422.54	27,322,422.54		--	18,826,595.00	2.02000	12/31/25	09/06/23	I/O
Totals		119,822,785.98	119,900,853.21	3,734,170,000.00		285,764,374.33

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4A1A2	30315468	RT	MO	04/08/26	98

8/11/2026 - The loan transferred 04/08/26 due to Imminent Monetary Default after Borrower failed to remit funds sufficient for the full April 2026 cash management waterfall to be completed. The loan sponsor communicated that it is unwilling to contributea dditional capital to the collateral property without a significant restructuring of the debt. The Special Servicer is negotiating the terms of a cooperation agreement that allows for the funding of operating expenses from cash management while the sponsor markets the property for sale, and provides lender access to the brokerage team in order to closely evaluate all offers received. The Special Servicer will bring an ASR outlining the key terms of the cooperation agreement in the near term.
9A10B	30315483	Various	Various	11/06/24	2
8/11/2026 - The WPT CMBS Loan Portfolio, 25 loans transferred to Special Servicing for workout.

9A9B	30315482	Various	Various	11/06/24	2
8/11/2026 - The WPT CMBS Loan Portfolio, 25 loans transferred to Special Servicing for workout.

15A3A	30315491	OF	NY	02/10/26	98

The loan is transferring to the Special Servicer, Torchlight Loan Services, LLC, due to Imminent Monetary Default (excluding maturity or single tenant bankruptcy). Per Keybank, a major tenant for the portfolio (Etsy 53,000 NRSF) has a free-rent period c oming up that will cause the Loan to drop below a 1.0x DSCR and as such, the Loan could default absent a new capital infusion. The Borrower proactively requested the Loan transfer to special to get in front of that Loan default and discuss a potential re structure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30315466	56,000,000.00	5.14002%	56,000,000.00	5.14002%	10	09/25/20	09/25/20	10/14/20
3	30315466	0.00	5.14002%	0.00	5.14002%	10	10/14/20	09/25/20	09/25/20
3	30315466	0.00	5.14002%	0.00	5.14002%	8	05/10/22	05/10/22	05/12/22
11	30315486	38,046,094.84	5.94000%	38,046,094.84	5.94000%	8	11/30/20	09/04/20	12/05/20
11	30315486	0.00	5.94000%	0.00	5.94000%	8	12/05/20	09/04/20	11/30/20
15A3A	30315491	0.00	4.05000%	0.00	4.05000%	10	05/22/24	05/22/24	06/13/24
15A3A	30315491	0.00	4.05000%	0.00	4.05000%	10	09/10/25	09/10/25	09/22/25
19A2	30315497	0.00	4.88325%	0.00	4.88325%	8	10/01/25	10/01/25	11/24/25
Totals		94,046,094.84		94,046,094.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A1A2	0.00	0.00	11,318.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	551.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,318.97	0.00	551.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,870.72

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the Benchmark 2018-B8 Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the RetentionCovenant. Investors should refer to the Certificate Administrator's website for all such information.

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